OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Long-Term Liabilities

	December 31,
	2012	2011
Deferred rent liabilities	$5,591	$4,799
Retention payables	1,608	—
Other deposits received	213	196
Payables for acquisition of assets and liabilities (Note 22(b))	—	22,905

	$7,412	$27,900